Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Column Small Cap Select Fund
Shareholder Report [Line Items]
Fund Name	Column Small Cap Select Fund
Class Name	Column Small Cap Select Fund
Trading Symbol	CFSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Column Small Cap Select Fund for the period of December 11, 2023 (inception date), to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Small Cap Select Fund	$72*	0.66%
[1]
Expenses Paid, Amount	$ 72	[1]
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
From its December 11, 2023 inception through August 31, 2024, the Column Small Cap Select Fund gained 19.20%, outperforming the 18.94% gain of the Russell 2000 Total Return Index, the benchmark we believe best represents the market in which the Fund invests due to its focus on small U.S. companies. The Fund lagged the 23.44% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed small companies. Due to the Fund’s initial small size early in the period, expenses detracted notably from returns, a temporary headwind that was resolved when the Fund saw significant net inflows starting in mid-January 2024.
Relative to the Russell 2000 Total Return Index, the Fund’s stock selection across most sectors contributed to its outperformance during the period. Among the Fund’s sub-advisers, Driehaus Capital Management LLC was the largest contributor. In addition to benefiting from growth outperforming value, the Driehaus strategy was helped by strong stock selection—especially in industrials, health care, and information technology—and its exposure to the momentum risk factor, which outperformed other risk factors. Neuberger Berman Investment Advisers, LLC’s Small Cap Intrinsic Value strategy was the largest detractor due to both sector allocation—mainly an underweight to real estate and an overweight to information technology—and stock selection, where health care, consumer discretionary, and materials picks struggled.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/11/2023)
Column Small Cap Select Fund	19.20
S&P 500 Total Return Index	23.44
Russell 2000 Total Return Index	18.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://columnfunds.com/performance for more recent performance information.
Net Assets	$ 1,062,775,442
Holdings Count | $ / shares	373
Advisory Fees Paid, Amount	$ 2,440,714
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,062,775,442
Number of Holdings	373
Net Advisory Fee	$2,440,714
Portfolio Turnover	54%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund	3.2%
Arcosa, Inc.	1.8%
Kemper Corp.	1.6%
Gildan Activewear, Inc.	1.5%
BGC Group, Inc. - Class A	1.4%
Enovis Corp.	1.4%
Clarivate PLC	1.3%
Nomad Foods Ltd.	1.1%
Air Lease Corp.	1.0%
FirstCash Holdings, Inc.	1.0%

Updated Prospectus Web Address	https://columnfunds.com/literature
Column Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Column Small Cap Fund
Class Name	Column Small Cap Fund
Trading Symbol	CFSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Column Small Cap Fund for the period of December 11, 2023 (inception date), to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Small Cap Fund	$71*	0.66%
[2]
Expenses Paid, Amount	$ 71	[2]
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
From its December 11, 2023 inception through August 31, 2024, the Column Small Cap Fund gained 16.30%, underperforming the 18.94% return of the Russell 2000 Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on small U.S. companies. The Fund also lagged the 23.44% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed small companies. Due to the Fund’s initial small size early in the period, expenses detracted notably from returns, a temporary headwind that was resolved when the Fund saw significant net inflows starting in mid-January 2024.
Relative to the Russell 2000 Total Return Index, both the Fund’s stock selection, mainly in information technology, and sector allocation detracted from performance during the period. Kayne Anderson Rudnick Investment Management, LLC’s Small Cap Growth strategy trailed other Fund sub-advisers’ returns primarily due to stock selection struggles in a relatively concentrated portfolio. Technology services company Endava Plc was the largest individual detractor for the strategy and the Fund, as the company faced headwinds that resulted in a decline in revenues. Despite growth beating value over this stretch, the Small Cap Value strategy run by Boston Partners Global Investors, Inc. (WPG Partners division) was the top sub-adviser contributor, driven by strong stock selection across most sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/11/2023)
Column Small Cap Fund	16.30
S&P 500 Total Return Index	23.44
Russell 2000 Total Return Index	18.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://columnfunds.com/performance for more recent performance information.
Net Assets	$ 429,222,102
Holdings Count | $ / shares	971
Advisory Fees Paid, Amount	$ 977,408
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$429,222,102
Number of Holdings	971
Net Advisory Fee	$977,408
Portfolio Turnover	36%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund	2.9%
AAON, Inc.	1.4%
Ryan Specialty Holdings, Inc.	1.3%
Morningstar, Inc.	1.1%
Auto Trader Group PLC	1.0%
ServisFirst Bancshares, Inc.	0.8%
Triumph Financial, Inc.	0.7%
SPS Commerce, Inc.	0.7%
nCino, Inc.	0.7%
Enerpac Tool Group Corp.	0.7%

Updated Prospectus Web Address	https://columnfunds.com/literature
Column Mid Cap Select Fund
Shareholder Report [Line Items]
Fund Name	Column Mid Cap Select Fund
Class Name	Column Mid Cap Select Fund
Trading Symbol	CFMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Column Mid Cap Select Fund for the period of December 11, 2023 (inception date), to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Mid Cap Select Fund	$58*	0.54%
[3]
Expenses Paid, Amount	$ 58	[3]
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
From its December 11, 2023 inception through August 31, 2024, the Column Mid Cap Select Fund returned 14.10%, underperforming the 17.63% return of the Russell Midcap Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on medium-sized U.S. companies. The Fund also lagged the 23.44% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed medium-sized companies. Due to the Fund’s initial small size early in the period, expenses detracted notably from returns, a temporary headwind that was resolved when the Fund saw significant net inflows starting in mid-January 2024.
Relative to the Russell Midcap Total Return Index, the Fund’s stock selection was the primary detractor from performance, particularly in the consumer staples, consumer discretionary, and health care sectors. Sector allocation had a neutral impact, as an underweight to utilities, a sector that surged on optimism surrounding the growth of artificial intelligence, offset the benefits of the overweight to the strong-performing financials and industrials sectors. Each of the Fund’s sub-advisers underperformed the Russell Midcap Total Return Index during the period. Kayne Anderson Rudnick Investment Management, LLC’s Mid Cap Core strategy was the largest detractor primarily due to stock selection struggles in a relatively concentrated portfolio. Frozen potato producer Lamb Weston Holdings, Inc. was the largest individual detractor for the strategy and the Fund, as the company faced operational challenges that lowered its near-term financial outlook.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/11/2023)
Column Mid Cap Select Fund	14.10
S&P 500 Total Return Index	23.44
Russell Midcap Total Return Index	17.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://columnfunds.com/performance for more recent performance information.
Net Assets	$ 2,049,216,985
Holdings Count | $ / shares	212
Advisory Fees Paid, Amount	$ 4,124,279
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,049,216,985
Number of Holdings	212
Net Advisory Fee	$4,124,279
Portfolio Turnover	16%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund	2.7%
Houlihan Lokey, Inc.	2.3%
AMETEK, Inc.	2.2%
Equifax, Inc.	1.7%
Ross Stores, Inc.	1.6%
Lennox International, Inc.	1.5%
Cooper Cos., Inc.	1.4%
HEICO Corp. - Class A	1.4%
Masco Corp.	1.4%
Broadridge Financial Solutions, Inc.	1.4%

Updated Prospectus Web Address	https://columnfunds.com/literature
Column Mid Cap Fund
Shareholder Report [Line Items]
Fund Name	Column Mid Cap Fund
Class Name	Column Mid Cap Fund
Trading Symbol	CFMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Column Mid Cap Fund for the period of December 11, 2023 (inception date), to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Mid Cap Fund	$56*	0.52%
[4]
Expenses Paid, Amount	$ 56	[4]
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
From its December 11, 2023 inception through August 31, 2024, the Column Mid Cap Fund returned 15.70%, underperforming the 17.63% return of the Russell Midcap Total Return Index, the benchmark we believe best represents the market in which the Fund invests due to its focus on medium-sized U.S. companies. The Fund also lagged the 23.44% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed medium-sized companies. Due to the Fund’s initial small size early in the period, expenses detracted notably from returns, a temporary headwind that was resolved when the Fund saw significant net inflows starting in mid-January 2024.
Relative to the Russell Midcap Total Return Index, both the Fund’s sector allocation and stock selection experienced headwinds during the period. A strategic underweight to utilities and real estate detracted from performance, as did stock selection in areas such as financials and consumer-related sectors. The Fund’s overweight to and stock selection within industrials was a strong contributor. Invesco Advisers, Inc.’s Mid Cap Growth strategy was the best performer driven by strong stock selection and a favorable climate for the momentum risk factor. Kayne Anderson Rudnick Investment Management, LLC’s Mid Cap Core strategy trailed other Fund sub-advisers’ returns primarily due to stock selection struggles in a relatively concentrated portfolio. One of its top positions, Lamb Weston Holdings, Inc., was the largest individual detractor for the strategy and the Fund, as the company faced operational challenges that lowered its near-term financial outlook.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/11/2023)
Column Mid Cap Fund	15.70
S&P 500 Total Return Index	23.44
Russell Midcap Total Return Index	17.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://columnfunds.com/performance for more recent performance information.
Net Assets	$ 921,893,354
Holdings Count | $ / shares	705
Advisory Fees Paid, Amount	$ 1,760,377
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$921,893,354
Number of Holdings	705
Net Advisory Fee	$1,760,377
Portfolio Turnover	28%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund	2.2%
Monolithic Power Systems, Inc.	1.2%
Houlihan Lokey, Inc.	1.1%
AMETEK, Inc.	1.1%
Cooper Cos., Inc.	1.1%
Equifax, Inc.	1.0%
Westinghouse Air Brake Technologies Corp.	0.9%
Cencora, Inc.	0.8%
Lennox International, Inc.	0.8%
Ross Stores, Inc.	0.8%

Updated Prospectus Web Address	https://columnfunds.com/literature

[1]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[3]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[4]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.